SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 4 – SEGMENT INFORMATION

Our CEO and Chairman of the Board, as the chief operating decision maker, makes decisions about resources to be acquired, allocated, and utilized for each operating segment. The Company is currently comprised of 2 major operating segments:

●	Bollinger. The Company acquired the controlling interest of Bollinger Motors Inc. (60% on a fully diluted basis) on September 7, 2022. This acquisition positions Mullen into the medium duty truck classes 4-6 EV segments.

●	Mullen/ELMS. By November 30, 2022, Mullen acquired ELMS’ manufacturing plant in Mishawaka Indiana and all the intellectual property needed to engineer and build Class 1 and Class 3 electric vehicles.

All long-lived assets of the Company are in the United States of America.

The table below represents the main financial information pertaining to the segments (there were no material differences from the last annual report regarding segmentation or measuring segment profit or loss).

Segment reporting for the three and nine months ended June 30, 2024

	Bollinger	Mullen/ELMS	Total
Revenue for the three months ended June 30, 2024	$-	$65,235	$65,235
Revenue for the nine months ended June 30, 2024	-	98,570	98,570
Segment’s net loss before impairment and income taxes for the three months ended June 30, 2024	(10,669,490)	(80,927,863)	(91,597,353)
Segment’s net loss before impairment and income taxes for the nine months ended June 30, 2024	(29,877,457)	(195,505,316)	(225,382,773)
Segment’s net loss before income taxes for the three months ended June 30, 2024	(10,669,490)	(80,957,923)	(91,627,413)
Segment’s net loss before income taxes for the nine months ended June 30, 2024	(118,383,314)	(212,491,026)	(330,874,340)
Total segment assets	51,366,330	140,963,436	192,329,766

Segment reporting for the three and nine months ended June 30, 2023

	Bollinger	Mullen/ELMS	Total
Revenue for the three and nine months ended June 30, 2023	$-	$308,000	$308,000
Segment’s net loss before income taxes for the three months ended June 30, 2023	(3,581,662)	(307,388,507)	(310,970,169)
Segment’s net loss before income taxes for the nine months ended June 30, 2023	(17,390,822)	(789,925,204)	(807,316,026)
Total segment assets	246,933,087	313,042,431	559,975,518

NOTE 21 – SEGMENT INFORMATION

Our CEO and Chairman of the Board, as the chief operating decision maker, makes decisions about resources to be acquired, allocated and utilized to each operating segment. The Company is currently comprised of 2 major operating segments:

-	Bollinger. The Company acquired the controlling interest of Bollinger Motors Inc. (60%) on September 7, 2022. This acquisition positions Mullen into the medium duty truck classes 4-6, along with the Sport Utility and Pick Up Trucks EV segments.

-	Mullen/ELMS. By November 30, 2022, Mullen acquired ELMS’ manufacturing plant in Mishawaka Indiana and all the intellectual property needed to engineer and build Class 1 and Class 3 electric vehicles.

All long-lived assets of the Company are located in the United States of America. All revenue presented in these consolidated financial statements relates to contracts with customers located in the United States of America.

Segment reporting for the year ended September 30, 2023

	Bollinger	Mullen/ELMS	Total
Revenues (including $308,000 from one dealer)	$-	$366,000	$366,000
Interest gains	1,585,376	684,367	2,269,743
Interest expenses	(88,580)	(4,904,560)	(4,993,140)
Depreciation and amortization expense	(3,808,877)	(12,579,422)	(16,388,299)
Impairment of goodwill	(63,988,000)	-	(63,988,000)
Impairment of property, plant, and equipment	-	(14,770,000)	(14,770,000)
Impairment of intangible assets	-	(5,873,000)	(5,873,000)
Income tax benefit/(expense)	10,990,882	(2,400)	10,988,482

Other significant noncash items:
Stock-based compensation	-	(85,441,869)	(85,441,869)
Revaluation of derivative liabilities	-	(116,256,212)	(116,256,212)
Initial recognition of derivative liabilities	-	(513,052,038)	(513,052,038)
Non-cash financing loss on over-exercise of warrants	-	(8,934,892)	(8,934,892)
Loss on extinguishment of debt	-	(6,246,089)	(6,246,089)

Net loss	$(83,285,117)	$(923,373,711)	$(1,006,658,828)

Total segment assets	$169,410,298	$252,295,433	$421,705,730
Expenditures for segment’s long-lived assets (property, plant, and equipment, and intangible assets)	$(4,677,421)	$(103,245,888)	$(107,923,309)

Segment reporting for the year ended September 30, 2022 (*)

	Bollinger	Mullen	Total
Revenues	$-	$-	$-
Interest gains	-	-	-
Interest expenses	-	(26,949,081)	(26,949,081)
Depreciation and amortization expense	(605,216)	(2,677,069)	(3,282,285)

Other significant noncash items:
Stock-based compensation	-	(43,715,242)	(43,715,242)
Revaluation of derivative liabilities	-	(122,803,715)	(122,803,715)
Initial recognition of derivative liabilities	-	(484,421,258)	(484,421,258)
Non-cash interest and other operating activities	-	(13,883,637)	(13,883,637)
Amortization of debt discount	-	(19,595,915)	(19,595,915)

Net loss	$(1,979,865)	$(738,344,887)	$(740,324,752)

Segment assets	$230,498,634	$72,095,844	$302,594,478
Expenditures for segment long-lived assets (property, plant, and equipment, and intangible assets)	$-	$(47,154,109)	$(47,154,109)

(*)	Bollinger Motors, Inc was acquired on September 7, 2022